DIRECTOR'S REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DIRECTOR'S REMUNERATION
Director's remuneration for qualifying services	$ 663	$ 818	$ 591
Severance			765
Share based payments	37	1,247	916
Total remuneration for directors and key management	$ 700	$ 2,065	$ 2,272